Long-Term Debt, Net - Convertible Debt (Parentheticals) (Details) - Senior Convertible Debt ]Member] - USD ($) $ in Thousands		12 Months Ended
	Nov. 08, 2021	Dec. 31, 2021	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt, Net - Convertible Debt (Parentheticals) (Details) [Line Items]
Original Issue Discount	16.00%	16.00%
Unamortized debt discount		$ 41,345	$ 22	$ 1,555	$ 3,906	$ 24,349
Previously Reported [Member]
Long-Term Debt, Net - Convertible Debt (Parentheticals) (Details) [Line Items]
Unamortized debt discount				$ 1,556